Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.6%
Axon Enterprise, Inc.(1)	4,830	$ 942,430
Curtiss-Wright Corp.	2,651	486,883
HEICO Corp.	2,811	497,378
Hexcel Corp.	5,771	438,711
Woodward, Inc.	3,660	435,211
		$ 2,800,613
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	8,735	$ 824,147
Expeditors International of Washington, Inc.	10,510	1,273,077
GXO Logistics, Inc.(1)	7,989	501,869
		$2,599,093
Automobile Components — 0.9%
Aptiv PLC(1)	17,037	$1,739,307
Autoliv, Inc.	6,510	553,610
BorgWarner, Inc.	17,691	865,267
Lear Corp.	4,248	609,801
Visteon Corp.(1)	2,136	306,751
		$4,074,736
Automobiles — 0.3%
Harley-Davidson, Inc.	10,602	$373,296
Rivian Automotive, Inc., Class A(1)	39,660	660,736
Thor Industries, Inc.	3,793	392,576
		$1,426,608
Banks — 2.7%
Bank OZK	6,536	$262,486
BOK Financial Corp.	1,626	131,348
Citizens Financial Group, Inc.	25,818	673,333
Columbia Banking System, Inc.	11,473	232,672
Comerica, Inc.	7,425	314,523
Commerce Bancshares, Inc.	6,212	302,524
Cullen/Frost Bankers, Inc.	3,386	364,097
East West Bancorp, Inc.	7,950	419,680
F.N.B. Corp.	19,707	225,448
Fifth Third Bancorp	36,672	961,173
First Citizens Bancshares, Inc., Class A	583	748,251
First Financial Bankshares, Inc.	7,537	214,729
First Horizon Corp.	30,786	346,958
Home BancShares, Inc.	11,222	255,862
Huntington Bancshares, Inc.	77,003	830,092
KeyCorp	51,782	478,466
Security	Shares	Value
Banks (continued)
M&T Bank Corp.	9,226	$ 1,141,810
New York Community Bancorp, Inc.	37,080	416,779
Old National Bancorp	15,924	221,981
Pinnacle Financial Partners, Inc.	4,407	249,657
Popular, Inc.	4,202	254,305
Prosperity Bancshares, Inc.	5,334	301,264
Regions Financial Corp.	52,927	943,159
SouthState Corp.	3,818	251,224
Synovus Financial Corp.	8,441	255,340
United Bankshares, Inc.	7,277	215,909
Valley National Bancorp	26,070	202,043
Webster Financial Corp.	9,837	371,347
Western Alliance Bancorp	6,097	222,358
Wintrust Financial Corp.	3,411	247,707
Zions Bancorp NA	8,037	215,874
		$12,272,399
Beverages — 0.1%
Celsius Holdings, Inc.(1)	2,645	$394,608
Coca-Cola Consolidated, Inc.	323	205,434
		$600,042
Biotechnology — 2.6%
ACADIA Pharmaceuticals, Inc.(1)	7,795	$186,690
Alkermes PLC(1)	10,299	322,359
Alnylam Pharmaceuticals, Inc.(1)	7,969	1,513,632
Apellis Pharmaceuticals, Inc.(1)	6,017	548,149
Arrowhead Pharmaceuticals, Inc.(1)	6,703	239,029
BioMarin Pharmaceutical, Inc.(1)	11,917	1,032,965
Blueprint Medicines Corp.(1)	3,857	243,762
Denali Therapeutics, Inc.(1)	6,972	205,744
Exact Sciences Corp.(1)	11,143	1,046,328
Exelixis, Inc.(1)	19,779	377,977
Halozyme Therapeutics, Inc.(1)	7,893	284,700
Horizon Therapeutics PLC(1)	13,249	1,362,660
Incyte Corp.(1)	11,242	699,814
Ionis Pharmaceuticals, Inc.(1)	8,633	354,212
Neurocrine Biosciences, Inc.(1)	5,939	560,048
Sarepta Therapeutics, Inc.(1)	5,642	646,122
Seagen, Inc.(1)	8,356	1,608,196
United Therapeutics Corp.(1)	2,800	618,100
		$11,850,487
Broadline Retail — 0.5%
eBay, Inc.	31,157	$1,392,406
Etsy, Inc.(1)	7,101	600,816

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Broadline Retail (continued)
Macy's, Inc.	15,009	$ 240,894
		$ 2,234,116
Building Products — 2.8%
A.O. Smith Corp.	8,753	$ 637,043
AAON, Inc.	3,138	297,514
Advanced Drainage Systems, Inc.	4,402	500,860
Allegion PLC	5,935	712,319
AZEK Co., Inc. (The)(1)	7,284	220,632
Carlisle Cos., Inc.	4,040	1,036,381
Carrier Global Corp.	49,705	2,470,836
Fortune Brands Innovations, Inc.	7,425	534,229
Lennox International, Inc.	2,195	715,724
Masco Corp.	12,565	720,980
Owens Corning	7,464	974,052
Simpson Manufacturing Co., Inc.	2,969	411,206
Trane Technologies PLC	13,158	2,516,599
Trex Co., Inc.(1)	5,906	387,197
UFP Industries, Inc.	3,248	315,218
Zurn Elkay Water Solutions Corp., Class C	8,188	220,175
		$12,670,965
Capital Markets — 4.3%
Affiliated Managers Group, Inc.	2,012	$301,579
Ameriprise Financial, Inc.	5,812	1,930,514
Ares Management Corp., Class A	7,716	743,437
Bank of New York Mellon Corp. (The)	44,025	1,959,993
Blue Owl Capital, Inc.	23,715	276,280
Carlyle Group, Inc. (The)	10,478	334,772
Cboe Global Markets, Inc.	5,659	780,999
Coinbase Global, Inc., Class A(1)	9,578	685,306
Evercore, Inc., Class A	1,948	240,753
FactSet Research Systems, Inc.	2,619	1,049,302
Focus Financial Partners, Inc., Class A(1)	3,290	172,758
Franklin Resources, Inc.	16,920	451,933
Hamilton Lane, Inc., Class A	2,260	180,755
Houlihan Lokey, Inc.	2,820	277,234
Interactive Brokers Group, Inc., Class A	5,689	472,585
Invesco, Ltd.	23,542	395,741
Jefferies Financial Group, Inc.	11,623	385,535
LPL Financial Holdings, Inc.	4,306	936,253
MarketAxess Holdings, Inc.	2,515	657,471
Morningstar, Inc.	1,637	320,967
Nasdaq, Inc.	18,339	914,199
Northern Trust Corp.	11,523	854,315
Raymond James Financial, Inc.	10,701	1,110,443
Security	Shares	Value
Capital Markets (continued)
SEI Investments Co.	5,980	$ 356,528
State Street Corp.	18,592	1,360,562
Stifel Financial Corp.	5,611	334,808
T. Rowe Price Group, Inc.	12,287	1,376,390
Tradeweb Markets, Inc., Class A	6,300	431,424
		$ 19,292,836
Chemicals — 2.0%
Ashland, Inc.	3,701	$ 321,654
Axalta Coating Systems, Ltd.(1)	15,330	502,977
Balchem Corp.	2,244	302,514
Cabot Corp.	3,842	256,991
Celanese Corp.	7,441	861,668
Eastman Chemical Co.	8,377	701,322
Element Solutions, Inc.	14,382	276,134
FMC Corp.	8,644	901,915
Huntsman Corp.	11,838	319,863
International Flavors & Fragrances, Inc.	17,025	1,355,020
Livent Corp.(1)	12,517	343,341
Mosaic Co. (The)	23,075	807,625
PPG Industries, Inc.	14,252	2,113,572
		$9,064,596
Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A(1)	3,620	$327,429
Clean Harbors, Inc.(1)	3,589	590,139
MSA Safety, Inc.	2,436	423,767
Rollins, Inc.	17,379	744,343
Stericycle, Inc.(1)	6,564	304,832
Tetra Tech, Inc.	3,749	613,861
		$3,004,371
Communications Equipment — 0.4%
Ciena Corp.(1)	9,391	$399,023
F5, Inc.(1)	3,627	530,485
Juniper Networks, Inc.	19,351	606,267
Lumentum Holdings, Inc.(1)(2)	3,840	217,843
Viasat, Inc.(1)	4,657	192,148
		$1,945,766
Construction & Engineering — 1.2%
AECOM	9,844	$833,688
Comfort Systems USA, Inc.	2,523	414,277
EMCOR Group, Inc.	3,330	615,317
MasTec, Inc.(1)	4,274	504,204
Quanta Services, Inc.	9,010	1,770,014

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction & Engineering (continued)
Valmont Industries, Inc.	1,414	$ 411,545
WillScot Mobile Mini Holdings Corp.(1)	14,169	677,137
		$ 5,226,182
Construction Materials — 0.5%
Summit Materials, Inc., Class A(1)	15,875	$ 600,869
Vulcan Materials Co.	8,313	1,874,082
		$ 2,474,951
Consumer Finance — 0.9%
Ally Financial, Inc.	17,130	$462,681
Credit Acceptance Corp.(1)	386	196,061
Discover Financial Services	14,137	1,651,909
FirstCash Holdings, Inc.	2,107	196,646
OneMain Holdings, Inc.	6,476	282,936
SLM Corp.	12,832	209,418
SoFi Technologies, Inc.(1)	42,026	350,497
Synchrony Financial	23,594	800,309
		$4,150,457
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	14,761	$322,085
BJ's Wholesale Club Holdings, Inc.(1)	7,646	481,774
Casey's General Stores, Inc.	2,303	561,656
Dollar Tree, Inc.(1)	12,677	1,819,149
Kroger Co. (The)	42,866	2,014,702
Performance Food Group Co.(1)	9,328	561,919
Sprouts Farmers Market, Inc.(1)	6,509	239,076
Sysco Corp.	30,049	2,229,636
US Foods Holding Corp.(1)	13,591	598,004
		$8,828,001
Containers & Packaging — 1.5%
AptarGroup, Inc.	4,496	$520,906
Avery Dennison Corp.	5,419	930,984
Ball Corp.	21,567	1,255,415
Berry Global Group, Inc.	8,276	532,478
Crown Holdings, Inc.	8,357	725,973
Graphic Packaging Holding Co.	21,161	508,499
Packaging Corp. of America	6,079	803,401
Sealed Air Corp.	9,477	379,080
Silgan Holdings, Inc.	5,980	280,402
Sonoco Products Co.	6,715	396,319
WestRock Co.	16,831	489,277
		$6,822,734
Security	Shares	Value
Distributors — 0.7%
Genuine Parts Co.	8,038	$ 1,360,271
LKQ Corp.	15,212	886,403
Pool Corp.	2,130	797,983
		$ 3,044,657
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(1)	3,632	$ 335,779
Duolingo, Inc.(1)	1,645	235,136
H&R Block, Inc.	9,578	305,251
Service Corp. International	10,044	648,742
		$1,524,908
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc.	6,842	$425,025
		$425,025
Electric Utilities — 2.1%
Alliant Energy Corp.	17,850	$936,768
Avangrid, Inc.	5,056	190,510
Constellation Energy Corp.	20,043	1,834,937
Evergy, Inc.	16,102	940,679
Eversource Energy	21,882	1,551,871
Hawaiian Electric Industries, Inc.	7,751	280,586
IDACORP, Inc.	3,588	368,129
NRG Energy, Inc.	15,935	595,810
PNM Resources, Inc.	6,048	272,765
Portland General Electric Co.	6,342	296,996
Xcel Energy, Inc.	32,585	2,025,809
		$9,294,860
Electrical Equipment — 2.1%
Acuity Brands, Inc.	2,176	$354,862
AMETEK, Inc.	13,751	2,226,012
Atkore, Inc.(1)	2,624	409,187
EnerSys	2,345	254,480
Generac Holdings, Inc.(1)	4,201	626,495
Hubbell, Inc.	3,707	1,229,093
nVent Electric PLC	11,422	590,175
Plug Power, Inc.(1)	31,087	322,994
Regal Rexnord Corp.	4,618	710,710
Rockwell Automation, Inc.	6,914	2,277,817
Sensata Technologies Holding PLC	10,261	461,642
Sunrun, Inc.(1)	10,713	191,334
		$9,654,801

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries, Inc.	2,604	$ 290,216
Arrow Electronics, Inc.(1)	3,078	440,862
Avnet, Inc.	4,977	251,090
Badger Meter, Inc.	2,049	302,350
Belden, Inc.	2,903	277,672
CDW Corp.	8,459	1,552,226
Cognex Corp.	11,626	651,289
Coherent Corp.(1)	7,960	405,801
Corning, Inc.	48,962	1,715,628
Insight Enterprises, Inc.(1)	1,916	280,387
IPG Photonics Corp.(1)	1,997	271,233
Jabil, Inc.	8,249	890,315
Keysight Technologies, Inc.(1)	10,865	1,819,344
Littelfuse, Inc.	1,682	489,983
National Instruments Corp.	8,306	476,764
Novanta, Inc.(1)	2,521	464,116
TD SYNNEX Corp.	2,821	265,174
Teledyne Technologies, Inc.(1)	3,073	1,263,341
Trimble, Inc.(1)	17,241	912,739
Vishay Intertechnology, Inc.	8,036	236,258
Zebra Technologies Corp., Class A(1)	3,267	966,477
		$14,223,265
Energy Equipment & Services — 0.4%
Baker Hughes Co.	62,628	$1,979,671
		$1,979,671
Entertainment — 2.1%
AMC Entertainment Holdings, Inc., Class A(1)(2)	29,734	$130,830
Electronic Arts, Inc.	14,944	1,938,237
Liberty Media Corp.-Liberty Formula One, Class A(1)	15,305	1,034,924
Live Nation Entertainment, Inc.(1)	9,836	896,158
Madison Square Garden Sports Corp.	1,120	210,616
ROBLOX Corp., Class A(1)	27,454	1,106,396
Roku, Inc.(1)	7,867	503,173
Take-Two Interactive Software, Inc.(1)	9,659	1,421,419
Warner Bros. Discovery, Inc.(1)	145,465	1,824,131
Warner Music Group Corp., Class A	8,815	229,983
		$9,295,867
Financial Services — 1.4%
Affirm Holdings, Inc.(1)	14,295	$219,142
Block, Inc., Class A(1)	32,254	2,147,149
Equitable Holdings, Inc.	18,823	511,233
Essent Group, Ltd.	5,202	243,454
Euronet Worldwide, Inc.(1)	3,005	352,697
Security	Shares	Value
Financial Services (continued)
Jack Henry & Associates, Inc.	4,523	$ 756,834
MGIC Investment Corp.	14,271	225,339
Radian Group, Inc.	8,727	220,618
Shift4 Payments, Inc., Class A(1)	3,586	243,525
Toast, Inc., Class A(1)	20,161	455,034
Voya Financial, Inc.	5,522	395,983
Western Union Co. (The)	23,174	271,831
WEX, Inc.(1)	2,708	493,045
		$6,535,884
Food Products — 2.1%
Bunge, Ltd.	9,412	$888,022
Campbell Soup Co.	12,411	567,307
Conagra Brands, Inc.	29,245	986,141
Darling Ingredients, Inc.(1)	9,843	627,885
Flowers Foods, Inc.	12,739	316,946
Hormel Foods Corp.	18,493	743,788
Ingredion, Inc.	3,889	412,040
JM Smucker Co. (The)	6,499	959,707
Kellogg Co.	15,914	1,072,604
Lamb Weston Holdings, Inc.	8,909	1,024,090
Lancaster Colony Corp.	1,226	246,536
McCormick & Co., Inc.	16,408	1,431,270
Simply Good Foods Co. (The)(1)	6,044	221,150
		$9,497,486
Gas Utilities — 0.4%
National Fuel Gas Co.	6,263	$321,668
New Jersey Resources Corp.	6,884	324,925
ONE Gas, Inc.	3,881	298,100
Southwest Gas Holdings, Inc.	4,743	301,892
UGI Corp.	14,881	401,340
		$1,647,925
Ground Transportation — 1.4%
Avis Budget Group, Inc.(1)	1,873	$428,299
J.B. Hunt Transport Services, Inc.	6,037	1,092,878
Knight-Swift Transportation Holdings, Inc.	10,689	593,881
Landstar System, Inc.	2,708	521,398
Old Dominion Freight Line, Inc.	5,772	2,134,197
Ryder System, Inc.	3,387	287,184
Saia, Inc.(1)	2,004	686,190
XPO, Inc.(1)	7,763	458,017
		$6,202,044

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 4.7%
Align Technology, Inc.(1)	4,638	$ 1,640,182
Baxter International, Inc.	32,574	1,484,071
CONMED Corp.	1,975	268,383
Cooper Cos., Inc. (The)	3,189	1,222,758
DENTSPLY SIRONA, Inc.	13,168	526,983
Envista Holdings Corp.(1)	9,825	332,478
GE HealthCare Technologies, Inc.	22,310	1,812,464
Globus Medical, Inc., Class A(1)	4,508	268,406
Haemonetics Corp.(1)	3,264	277,897
Hologic, Inc.(1)	15,753	1,275,520
ICU Medical, Inc.(1)	1,302	232,003
Inari Medical, Inc.(1)	3,134	182,211
Inspire Medical Systems, Inc.(1)	1,813	588,572
Insulet Corp.(1)	4,499	1,297,242
iRhythm Technologies, Inc.(1)	1,941	202,485
Lantheus Holdings, Inc.(1)	3,971	333,246
Masimo Corp.(1)	3,010	495,296
Merit Medical Systems, Inc.(1)	3,661	306,206
Neogen Corp.(1)	14,078	306,197
Novocure, Ltd.(1)	6,175	256,263
Penumbra, Inc.(1)	2,374	816,798
QuidelOrtho Corp.(1)	3,145	260,595
ResMed, Inc.	8,844	1,932,414
Shockwave Medical, Inc.(1)	2,245	640,746
STERIS PLC	6,377	1,434,698
Teleflex, Inc.	2,997	725,364
Zimmer Biomet Holdings, Inc.	12,866	1,873,290
		$20,992,768
Health Care Providers & Services — 2.2%
agilon health, Inc.(1)(2)	20,080	$348,187
AMN Healthcare Services, Inc.(1)	2,702	294,842
Centene Corp.(1)	32,489	2,191,383
Chemed Corp.	912	494,003
DaVita, Inc.(1)	3,380	339,589
Encompass Health Corp.	6,172	417,906
Ensign Group, Inc. (The)	3,223	307,668
HealthEquity, Inc.(1)	5,312	335,400
Henry Schein, Inc.(1)	8,095	656,504
Laboratory Corp. of America Holdings	5,726	1,381,856
Molina Healthcare, Inc.(1)	3,627	1,092,597
Option Care Health, Inc.(1)	10,087	327,727
Progyny, Inc.(1)	4,969	195,480
Quest Diagnostics, Inc.	6,975	980,406
R1 RCM, Inc.(1)	8,876	163,762
Security	Shares	Value
Health Care Providers & Services (continued)
Select Medical Holdings Corp.	6,829	$ 217,572
		$ 9,744,882
Health Care Technology — 0.4%
Doximity, Inc., Class A(1)(2)	6,379	$ 217,013
Veeva Systems, Inc., Class A(1)	9,190	1,817,139
		$ 2,034,152
Hotels, Restaurants & Leisure — 2.6%
Aramark	15,941	$ 686,260
Choice Hotels International, Inc.(2)	2,103	247,145
Darden Restaurants, Inc.	7,577	1,265,965
Domino's Pizza, Inc.	2,155	726,213
Expedia Group, Inc.(1)	8,959	980,025
Hilton Grand Vacations, Inc.(1)	5,325	241,968
Hilton Worldwide Holdings, Inc.	15,421	2,244,527
Hyatt Hotels Corp., Class A	3,122	357,719
Marriott Vacations Worldwide Corp.	2,312	283,729
Planet Fitness, Inc., Class A(1)	5,387	363,299
Texas Roadhouse, Inc.	4,259	478,200
Vail Resorts, Inc.	2,731	687,557
Wendy's Co. (The)	10,822	235,378
Wingstop, Inc.	1,849	370,096
Wyndham Hotels & Resorts, Inc.	5,750	394,277
Yum! Brands, Inc.	16,571	2,295,912
		$11,858,270
Household Durables — 2.2%
D.R. Horton, Inc.	18,065	$2,198,330
KB Home	5,655	292,420
Leggett & Platt, Inc.	6,998	207,281
Lennar Corp., Class A	15,990	2,003,707
Meritage Homes Corp.	2,546	362,219
Mohawk Industries, Inc.(1)	3,008	310,305
Newell Brands, Inc.	23,981	208,635
NVR, Inc.(1)	212	1,346,332
PulteGroup, Inc.	15,894	1,234,646
Taylor Morrison Home Corp.	7,539	367,677
Tempur Sealy International, Inc.	9,533	381,987
TopBuild Corp.(1)	2,265	602,535
Whirlpool Corp.	3,196	475,533
		$9,991,607
Household Products — 0.6%
Church & Dwight Co., Inc.	14,162	$1,419,457

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Products (continued)
Clorox Co. (The)	7,263	$ 1,155,108
		$ 2,574,565
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	47,294	$ 980,405
Brookfield Renewable Corp., Class A	9,145	288,250
Clearway Energy, Inc., Class C	8,091	231,079
Ormat Technologies, Inc.	3,484	280,323
		$ 1,780,057
Insurance — 4.5%
Allstate Corp. (The)	14,476	$1,578,463
American Financial Group, Inc.	3,866	459,088
Arch Capital Group, Ltd.(1)	20,194	1,511,521
Assurant, Inc.	2,902	364,839
Axis Capital Holdings, Ltd.	4,475	240,889
Brown & Brown, Inc.	16,192	1,114,657
Cincinnati Financial Corp.	8,714	848,046
Enstar Group, Ltd.(1)	741	180,982
Erie Indemnity Co., Class A	1,369	287,504
Everest Re Group, Ltd.	2,274	777,390
Fidelity National Financial, Inc.	13,658	491,688
First American Financial Corp.	6,296	358,998
Globe Life, Inc.	5,331	584,384
Hanover Insurance Group, Inc. (The)	2,094	236,685
Hartford Financial Services Group, Inc. (The)	17,273	1,244,001
Kinsale Capital Group, Inc.	1,153	431,453
Lincoln National Corp.	8,415	216,770
Markel Group, Inc.(1)	709	980,675
Old Republic International Corp.	15,579	392,123
Primerica, Inc.	2,052	405,804
Principal Financial Group, Inc.	13,381	1,014,815
Prudential Financial, Inc.	20,397	1,799,423
Reinsurance Group of America, Inc.	3,668	508,715
RenaissanceRe Holdings, Ltd.	2,765	515,728
RLI Corp.	2,157	294,366
Ryan Specialty Holdings, Inc.(1)	5,110	229,388
Selective Insurance Group, Inc.	3,276	314,332
Unum Group	10,371	494,697
W.R. Berkley Corp.	11,004	655,398
White Mountains Insurance Group, Ltd.	140	194,447
Willis Towers Watson PLC	5,926	1,395,573
		$20,122,842
Interactive Media & Services — 0.5%
IAC, Inc.(1)	4,399	$276,257
Security	Shares	Value
Interactive Media & Services (continued)
Pinterest, Inc., Class A(1)	36,369	$ 994,329
Snap, Inc., Class A(1)	62,954	745,375
ZoomInfo Technologies, Inc., Class A(1)	17,961	456,030
		$ 2,471,991
IT Services — 2.6%
Akamai Technologies, Inc.(1)	9,697	$ 871,469
Amdocs, Ltd.	7,619	753,138
Cloudflare, Inc., Class A(1)	18,165	1,187,446
Cognizant Technology Solutions Corp., Class A	30,617	1,998,678
DXC Technology Co.(1)	12,323	329,271
EPAM Systems, Inc.(1)	3,568	801,908
Gartner, Inc.(1)	4,506	1,578,497
MongoDB, Inc.(1)	4,225	1,736,433
Okta, Inc.(1)	9,257	641,973
Twilio, Inc., Class A(1)	10,912	694,221
VeriSign, Inc.(1)	5,829	1,317,179
		$11,910,213
Leisure Products — 0.3%
Brunswick Corp.	4,669	$404,522
Hasbro, Inc.	6,997	453,196
Mattel, Inc.(1)	20,173	394,180
		$1,251,898
Life Sciences Tools & Services — 3.6%
10X Genomics, Inc., Class A(1)	5,473	$305,612
Agilent Technologies, Inc.	17,231	2,072,028
Avantor, Inc.(1)	42,633	875,682
Bio-Rad Laboratories, Inc., Class A(1)	1,298	492,098
Bio-Techne Corp.	9,800	799,974
Bruker Corp.	6,113	451,873
Charles River Laboratories International, Inc.(1)	3,136	659,344
Illumina, Inc.(1)	9,548	1,790,155
IQVIA Holdings, Inc.(1)	10,688	2,402,342
Medpace Holdings, Inc.(1)	1,478	354,971
Mettler-Toledo International, Inc.(1)	1,321	1,732,676
Repligen Corp.(1)	3,261	461,301
Revvity, Inc.	7,946	943,905
Syneos Health, Inc.(1)	6,779	285,667
Waters Corp.(1)	3,811	1,015,784
West Pharmaceutical Services, Inc.	4,565	1,745,976
		$16,389,388
Machinery — 6.4%
AGCO Corp.	4,151	$545,524

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Allison Transmission Holdings, Inc.	6,336	$ 357,731
Applied Industrial Technologies, Inc.	2,667	386,262
Chart Industries, Inc.(1)(2)	2,977	475,695
CNH Industrial NV	66,671	960,062
Cummins, Inc.	8,394	2,057,873
Donaldson Co., Inc.	8,351	522,021
Dover Corp.	9,294	1,372,259
ESAB Corp.	3,968	264,031
Flowserve Corp.	8,787	326,437
Fortive Corp.	22,625	1,691,671
Franklin Electric Co., Inc.	2,790	287,091
Graco, Inc.	11,611	1,002,610
IDEX Corp.	5,242	1,128,393
Ingersoll Rand, Inc.	25,918	1,694,000
ITT, Inc.	5,672	528,687
Lincoln Electric Holdings, Inc.	3,846	763,931
Middleby Corp. (The)(1)	3,469	512,822
Mueller Industries, Inc.	3,897	340,130
Nordson Corp.	3,610	895,930
Oshkosh Corp.	4,574	396,063
Otis Worldwide Corp.	24,808	2,208,160
PACCAR, Inc.	30,484	2,549,987
Pentair PLC	11,405	736,763
Snap-on, Inc.	3,687	1,062,556
SPX Technologies, Inc.(1)	3,070	260,858
Stanley Black & Decker, Inc.	10,656	998,574
Timken Co. (The)	4,197	384,151
Toro Co. (The)	7,326	744,688
Watts Water Technologies, Inc., Class A	1,782	327,407
Westinghouse Air Brake Technologies Corp.	12,439	1,364,185
Xylem, Inc.	15,169	1,708,333
		$28,854,885
Media — 1.6%
Cable One, Inc.	288	$189,239
Interpublic Group of Cos., Inc. (The)	26,279	1,013,844
Liberty Broadband Corp., Class C(1)	8,435	675,728
New York Times Co. (The), Class A	10,955	431,408
Nexstar Media Group, Inc., Class A	2,333	388,561
Omnicom Group, Inc.	13,500	1,284,525
Paramount Global, Class B	40,701	647,553
Sirius XM Holdings, Inc.(2)	45,740	207,202
TEGNA, Inc.	15,839	257,225
Trade Desk, Inc. (The), Class A(1)	26,718	2,063,164
		$7,158,449
Security	Shares	Value
Metals & Mining — 1.4%
ATI, Inc.(1)	15,533	$ 687,025
Commercial Metals Co.	12,369	651,351
Nucor Corp.	14,851	2,435,267
Reliance Steel & Aluminum Co.	4,310	1,170,553
Steel Dynamics, Inc.	11,222	1,222,412
		$ 6,166,608
Multi-Utilities — 2.3%
Ameren Corp.	17,054	$ 1,392,800
Black Hills Corp.	4,695	282,921
CMS Energy Corp.	19,521	1,146,859
Consolidated Edison, Inc.	20,811	1,881,314
DTE Energy Co.	13,137	1,445,333
NiSource, Inc.	28,456	778,272
Public Service Enterprise Group, Inc.	30,417	1,904,408
WEC Energy Group, Inc.	19,500	1,720,680
		$10,552,587
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,842	$288,073
		$288,073
Passenger Airlines — 1.0%
Alaska Air Group, Inc.(1)	9,017	$479,524
American Airlines Group, Inc.(1)	48,914	877,517
Delta Air Lines, Inc.(1)	40,966	1,947,524
Southwest Airlines Co.	40,046	1,450,066
		$4,754,631
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	7,725	$282,735
Coty, Inc., Class A(1)	20,673	254,071
elf Beauty, Inc.(1)	2,981	340,520
		$877,326
Pharmaceuticals — 0.6%
Catalent, Inc.(1)	11,345	$491,919
Elanco Animal Health, Inc.(1)	28,390	285,603
Jazz Pharmaceuticals PLC(1)	3,844	476,541
Organon & Co.	15,001	312,171
Perrigo Co. PLC	8,111	275,368
Royalty Pharma PLC, Class A	24,409	750,333
		$2,591,935
Professional Services — 3.6%
Alight, Inc., Class A(1)	17,236	$159,261

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Booz Allen Hamilton Holding Corp.	8,789	$ 980,852
Broadridge Financial Solutions, Inc.	7,387	1,223,509
Ceridian HCM Holding, Inc.(1)	8,854	592,952
Concentrix Corp.	2,636	212,857
CoStar Group, Inc.(1)	24,346	2,166,794
Dun & Bradstreet Holdings, Inc.	11,958	138,354
Equifax, Inc.	7,669	1,804,516
ExlService Holdings, Inc.(1)	2,087	315,262
Exponent, Inc.	3,167	295,545
FTI Consulting, Inc.(1)	2,273	432,325
Genpact, Ltd.	10,696	401,849
Insperity, Inc.	2,477	294,664
ManpowerGroup, Inc.	3,109	246,855
Maximus, Inc.	4,140	349,871
Paycom Software, Inc.	3,264	1,048,527
Paylocity Holding Corp.(1)	2,529	466,676
Robert Half International, Inc.	7,167	539,102
Science Applications International Corp.	3,282	369,159
SS&C Technologies Holdings, Inc.	14,063	852,218
TransUnion	13,174	1,031,919
TriNet Group, Inc.(1)	2,630	249,771
Verisk Analytics, Inc.	8,675	1,960,810
		$16,133,648
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(1)	19,750	$1,594,022
Howard Hughes Corp. (The)(1)	2,612	206,139
Jones Lang LaSalle, Inc.(1)	3,367	524,579
Zillow Group, Inc., Class C(1)	13,451	676,047
		$3,000,787
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.(1)	4,112	$185,616
Amkor Technology, Inc.	6,095	181,326
Cirrus Logic, Inc.(1)	3,188	258,260
Diodes, Inc.(1)	2,793	258,325
Enphase Energy, Inc.(1)	7,725	1,293,783
Entegris, Inc.	9,483	1,050,906
First Solar, Inc.(1)	5,814	1,105,183
Lattice Semiconductor Corp.(1)	8,757	841,285
MKS Instruments, Inc.	4,072	440,183
Monolithic Power Systems, Inc.	2,790	1,507,242
ON Semiconductor Corp.(1)	25,431	2,405,264
Power Integrations, Inc.	3,455	327,085
Qorvo, Inc.(1)	6,319	644,728
Rambus, Inc.(1)	6,918	443,928
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.(1)	2,099	$ 331,096
Skyworks Solutions, Inc.	10,051	1,112,545
SolarEdge Technologies, Inc.(1)	3,149	847,238
Teradyne, Inc.	9,897	1,101,833
Universal Display Corp.	2,854	411,347
Wolfspeed, Inc.(1)(2)	7,492	416,480
		$ 15,163,653
Software — 5.2%
Altair Engineering, Inc., Class A(1)	3,186	$241,626
ANSYS, Inc.(1)	5,284	1,745,147
Appfolio, Inc., Class A(1)	1,187	204,330
AppLovin Corp., Class A(1)	8,627	221,973
Aspen Technology, Inc.(1)	1,693	283,764
BILL Holdings, Inc.(1)	6,374	744,802
Black Knight, Inc.(1)	9,601	573,468
Box, Inc., Class A(1)	8,902	261,541
Confluent, Inc., Class A(1)	7,189	253,844
Datadog, Inc., Class A(1)	16,284	1,602,020
DocuSign, Inc.(1)	12,844	656,200
Dolby Laboratories, Inc., Class A	3,612	302,252
Dropbox, Inc., Class A(1)	16,754	446,829
Dynatrace, Inc.(1)	13,452	692,374
Elastic NV(1)	4,871	312,329
Fair Isaac Corp.(1)	1,629	1,318,203
Fidelity National Information Services, Inc.	35,545	1,944,311
Five9, Inc.(1)	4,512	372,014
Gen Digital, Inc.	36,826	683,122
Guidewire Software, Inc.(1)	5,110	388,769
HashiCorp, Inc., Class A(1)	4,655	121,868
HubSpot, Inc.(1)	2,957	1,573,390
Manhattan Associates, Inc.(1)	3,879	775,335
New Relic, Inc.(1)	4,091	267,715
Nutanix, Inc., Class A(1)	15,011	421,059
PTC, Inc.(1)	6,807	968,636
Qualys, Inc.(1)	2,369	306,004
SentinelOne, Inc., Class A(1)	13,560	204,756
Smartsheet, Inc., Class A(1)	8,043	307,725
Splunk, Inc.(1)	9,538	1,011,886
SPS Commerce, Inc.(1)	2,319	445,387
Tenable Holdings, Inc.(1)	7,268	316,521
Teradata Corp.(1)	6,369	340,168
Tyler Technologies, Inc.(1)	2,588	1,077,824
Workiva, Inc.(1)	2,989	303,862
Zoom Video Communications, Inc., Class A(1)	14,015	951,338

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Zscaler, Inc.(1)	5,416	$ 792,361
		$ 23,434,753
Specialty Retail — 2.9%
Academy Sports & Outdoors, Inc.	4,451	$ 240,577
Advance Auto Parts, Inc.	3,394	238,598
Asbury Automotive Group, Inc.(1)	1,258	302,448
AutoNation, Inc.(1)	1,894	311,771
Bath & Body Works, Inc.	13,518	506,925
Best Buy Co., Inc.	10,948	897,189
Burlington Stores, Inc.(1)	3,793	596,980
CarMax, Inc.(1)	8,973	751,040
Carvana Co.(1)	5,113	132,529
Chewy, Inc., Class A(1)	5,235	206,626
Dick's Sporting Goods, Inc.	3,342	441,779
Five Below, Inc.(1)	3,077	604,754
Floor & Decor Holdings, Inc., Class A(1)	6,025	626,359
GameStop Corp., Class A(1)	15,037	364,647
Lithia Motors, Inc., Class A	1,489	452,820
Penske Automotive Group, Inc.	1,353	225,451
RH(1)(2)	1,000	329,590
Ross Stores, Inc.	19,362	2,171,061
Tractor Supply Co.	6,363	1,406,859
Ulta Beauty, Inc.(1)	2,814	1,324,254
Wayfair, Inc., Class A(1)	4,728	307,367
Williams-Sonoma, Inc.	3,751	469,400
		$12,909,024
Technology Hardware, Storage & Peripherals — 1.6%
Dell Technologies, Inc., Class C	15,130	$818,684
Hewlett Packard Enterprise Co.	80,496	1,352,333
HP, Inc.	60,514	1,858,385
NetApp, Inc.	13,724	1,048,514
Pure Storage, Inc., Class A(1)	18,506	681,391
Seagate Technology Holdings PLC	13,143	813,157
Western Digital Corp.(1)	19,649	745,287
		$7,317,751
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings, Ltd.(1)	6,039	$216,740
Columbia Sportswear Co.	1,821	140,654
Crocs, Inc.(1)	3,502	393,765
Deckers Outdoor Corp.(1)	1,519	801,515
PVH Corp.	3,789	321,951
Ralph Lauren Corp.	2,229	274,836
Skechers USA, Inc., Class A(1)	7,779	409,642
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	12,818	$ 548,610
VF Corp.	20,718	395,507
		$ 3,503,220
Trading Companies & Distributors — 1.9%
Air Lease Corp.	7,519	$ 314,670
Beacon Roofing Supply, Inc.(1)	2,779	230,602
Core & Main, Inc., Class A(1)	5,671	177,729
Fastenal Co.	32,917	1,941,774
GATX Corp.	2,453	315,799
MSC Industrial Direct Co., Inc., Class A	2,645	252,016
SiteOne Landscape Supply, Inc.(1)	2,687	449,696
United Rentals, Inc.	4,395	1,957,401
Univar Solutions, Inc.(1)	11,080	397,107
W.W. Grainger, Inc.	2,598	2,048,757
WESCO International, Inc.	2,482	444,427
		$8,529,978
Water Utilities — 0.5%
American Water Works Co., Inc.	11,842	$1,690,446
Essential Utilities, Inc.	16,574	661,468
		$2,351,914
Total Common Stocks (identified cost $404,489,378)		$449,377,201

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(6)	949,183	$ 949,183
Total Affiliated Fund (identified cost $949,183)		$ 949,183
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	428,061	$ 428,061
Total Securities Lending Collateral (identified cost $428,061)		$ 428,061
Total Short-Term Investments (identified cost $1,377,244)		$ 1,377,244
Total Investments — 100.0% (identified cost $405,869,274)		$450,757,097
Other Assets, Less Liabilities — 0.0%(3)		$ 115,289
Net Assets — 100.0%		$450,872,386

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $2,057,868 and the total market value of the collateral received by the Fund was $2,099,706, comprised of cash of $428,061 and U.S. government and/or agencies securities of $1,671,645.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of June 30, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
The Fund did not have any open derivative instruments at June 30, 2023.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$2,652

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Abbreviations:
CVR	– Contingent Value Rights
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $949,183, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,165,477	$75,123,710	$(75,340,004)	$ —	$ —	$949,183	$36,693	949,183

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$449,377,201(2)	$ —	$ —	$449,377,201
Rights	—	—	2,652	2,652
Short-Term Investments:
Affiliated Fund	949,183	—	—	949,183
Securities Lending Collateral	428,061	—	—	428,061
Total Investments	$450,754,445	$ —	$2,652	$450,757,097

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.